Condensed financial information of the parent company - Parenthetical (Details) - $ / shares	Jun. 30, 2019	May 10, 2019	Jun. 30, 2018
Condensed financial information of the parent company
Temporary Equity, Par or Stated Value Per Share	$ 0.01		$ 0.01
Temporary Equity, Shares Issued	0	725,000	725,000
Temporary Equity, Shares Outstanding	0	725,000	725,000
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01
Common Stock, Shares Authorized	50,000,000		50,000,000
Common Stock, Shares, Issued	21,964,027		20,000,000
Common Stock, Shares, Outstanding	21,964,027		20,000,000